CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Other investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash, cash equivalents and other investments [Abstract]
Investments in debt instruments and other	$ 67,025	$ 2,629
Other investments	252	252
Other investments, net – Non-current	$ 67,277	$ 2,881